Organization and Principal Activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended
	Mar. 01, 2022 CNY (¥)	Jun. 30, 2023 $ / shares shares	Jun. 30, 2022 shares	May 19, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares
Organization and Principal Activities (Details) [Line Items]
Par value of ordinary shares (in Dollars per share)				$ 0.0001
Nominal consideration amount (in Yuan Renminbi) | ¥	¥ 1
Additional Paid-in Capital [Member]
Organization and Principal Activities (Details) [Line Items]
Additional paid in capital (in Dollars) | $					$ 3
Maximum [Member]
Organization and Principal Activities (Details) [Line Items]
Par value of ordinary shares (in Dollars per share)					$ 0.00005
Weighted average number of ordinary shares outstanding | shares			418,668,614
Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Par value of ordinary shares (in Dollars per share)					0.0001
Weighted average number of ordinary shares outstanding | shares			80,000,000
Common Class A [Member]
Organization and Principal Activities (Details) [Line Items]
Conversion of share | shares		30,371,435
Par value of ordinary shares (in Dollars per share)		$ 0.0001			0.0001
Common Class B [Member]
Organization and Principal Activities (Details) [Line Items]
Conversion of share | shares		49,628,565
Par value of ordinary shares (in Dollars per share)		$ 0.0001			$ 0.0001